Borrowings and debt - Schedule of breakdown of borrowings and long-term debt (original maturity of more than one year), along with contractual interest rates, plus prepaid commissions (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of long-term borrowings [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	$ 2,231,002	$ 1,728,111
Short-term, debt	42,250	34,213
Short term borrowings and debt	2,195,606	1,582,058
US dollar
Disclosure of long-term borrowings [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	1,155,275	812,496
Short term borrowings and debt	1,593,531	1,401,122
Mexican peso
Disclosure of long-term borrowings [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	845,867	643,490
Short term borrowings and debt	405,830	180,936
Euro
Disclosure of long-term borrowings [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	111,095	121,443
Japanese yen
Disclosure of long-term borrowings [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	76,513	116,518
Short term borrowings and debt	196,245	0
Australian dollar
Disclosure of long-term borrowings [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	26,968	18,174
Sterling pound
Disclosure of long-term borrowings [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	4,464	5,011
Swiss franc
Disclosure of long-term borrowings [Line Items]
The amount of long term borrowings and debt after adjusting prepaid commission.	10,820	10,979
Long Term Borrowings And Debt
Disclosure of long-term borrowings [Line Items]
Total long-term borrowings and debt, net	2,222,286	1,722,120
Long Term Borrowings
Disclosure of long-term borrowings [Line Items]
Principal	650,275	329,888
The amount of long term borrowings and debt after adjusting prepaid commission.	(2,952)	(498)
Less: Transaction costs	647,323	329,390
Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	1,580,727	1,398,223
The amount of long term borrowings and debt after adjusting prepaid commission.	(5,764)	(5,493)
Less: Transaction costs	1,574,963	1,392,730
Short Term Borrowings And Debt
Disclosure of long-term borrowings [Line Items]
Short term borrowings and debt	$ 2,194,225	$ 1,582,058
At fixed interest rates | Long Term Borrowings And Debt | Australian dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate		1.41%
At fixed interest rates | Long Term Borrowings And Debt | Sterling pound
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.50%	1.50%
At fixed interest rates | Long Term Borrowings And Debt | Swiss franc
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.35%	0.35%
At fixed interest rates | Long Term Borrowings
Disclosure of long-term borrowings [Line Items]
Principal	$ 75,000	$ 115,043
At fixed interest rates | Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	1,136,743	927,550
At floating interest rates | Long Term Borrowings
Disclosure of long-term borrowings [Line Items]
Principal	575,275	214,845
At floating interest rates | Long Term Debt
Disclosure of long-term borrowings [Line Items]
Principal	$ 443,984	$ 470,673
Minimum of the year | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate		0.80%
Minimum of the year | At fixed interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.50%	6.50%
Minimum of the year | At fixed interest rates | Long Term Borrowings And Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.23%	0.23%
Minimum of the year | At fixed interest rates | Long Term Borrowings And Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate		0.40%
Minimum of the year | At fixed interest rates | Long Term Borrowings And Debt | Australian dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.41%
Minimum of the year | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	1.53%	0.50%
Minimum of the year | At floating interest rates | US dollar
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	4.90%	0.35%
Minimum of the year | At floating interest rates | Mexican peso
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	10.97%	5.39%
Minimum of the year | At floating interest rates | Japanese yen
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	0.84%
Minimum of the year | At floating interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	4.96%	0.97%
Minimum of the year | At floating interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	10.55%	5.43%
Minimum of the year | At floating interest rates | Long Term Borrowings And Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.40%
Top of range [member] | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	5.81%	2.38%
Top of range [member] | At fixed interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	9.20%	9.09%
Top of range [member] | At fixed interest rates | Long Term Borrowings And Debt | Euro
Disclosure of long-term borrowings [Line Items]
Debt interest rate	3.75%	3.75%
Top of range [member] | At fixed interest rates | Long Term Borrowings And Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate		0.95%
Top of range [member] | At fixed interest rates | Long Term Borrowings And Debt | Australian dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.81%
Top of range [member] | At fixed interest rates | Short Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	6.52%	2.02%
Top of range [member] | At floating interest rates | US dollar
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	5.72%	0.81%
Top of range [member] | At floating interest rates | Mexican peso
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	12.00%	6.56%
Top of range [member] | At floating interest rates | Japanese yen
Disclosure of long-term borrowings [Line Items]
Range of floating interest rates on borrowings	1.23%
Top of range [member] | At floating interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	6.04%	1.80%
Top of range [member] | At floating interest rates | Long Term Borrowings And Debt | Mexican peso
Disclosure of long-term borrowings [Line Items]
Debt interest rate	10.93%	6.87%
Top of range [member] | At floating interest rates | Long Term Borrowings And Debt | Japanese yen
Disclosure of long-term borrowings [Line Items]
Debt interest rate	1.27%
At fixed interest rates | At fixed interest rates | Long Term Borrowings And Debt | US dollar
Disclosure of long-term borrowings [Line Items]
Debt interest rate	0.80%